UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04527)

Exact name of registrant as specified in charter: Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (100.9%)(a)

	Rating(RAT)	Principal amount	Value

California (0.8%)
Washington, Unified School Dist. Yolo Cnty. G.O. Bonds
(Election of 1999), Ser. B, MBIA
zero %, 8/1/26	AAA	$1,265,000	$537,461
zero %, 8/1/25	AAA	725,000	323,082
			860,543

Colorado (0.3%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran)
5 1/4s, 6/1/21	A3	180,000	193,622
5 1/4s, 6/1/19	A3	125,000	134,858
			328,480

Minnesota (97.1%)
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,631,336
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC, 5s, 2/1/20	Aaa	1,000,000	1,057,610
Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives),
Ser. A, 5s, 5/1/30	Aa2	1,000,000	1,050,840
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	1,000,000	1,032,790
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,053,720
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	75,143
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	788,558
Elk River, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. A, MBIA, 5s, 2/1/19 (Prerefunded)	Aaa	1,000,000	1,046,100
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, FSA, 5s, 2/1/19	Aaa	1,080,000	1,173,701
Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,477,109
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B+	350,000	358,876
Itasca Cnty., G.O. Bonds (Indpt. School Dist. No.
318), FSA, 5s, 2/1/15	AAA	2,610,000	2,765,660
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194),
Ser. A, FGIC, 5 1/2s, 2/1/24 (Prerefunded)	Aaa	2,000,000	2,183,800
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,810,226
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,325,613
Medford, G.O. Bonds (Indpt. School Dist. No. 763),
Ser. A, FSA, 5 1/2s, 2/1/31 (Prerefunded)	Aaa	1,550,000	1,649,960
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, MBIA, 5s, 1/1/28	Aaa	1,160,000	1,217,814
Ser. A, MBIA, 5s, 1/1/21	Aaa	1,500,000	1,583,520
Ser. C, FGIC, 5 1/2s, 1/1/16 (Prerefunded)	Aaa	1,800,000	1,919,016
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24	AAA	2,000,000	2,035,000
Ser. B, 5 1/8s, 12/1/24	AAA	1,500,000	1,559,070
Ser. E, 5s, 3/1/26	AAA	1,675,000	1,716,373
(Pub. Impt.), 5s, 12/1/18	AAA	1,200,000	1,255,224
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	A+	1,705,000	1,837,342
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	740,495
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276),
Ser. B, 5 3/4s, 2/1/22 (Prerefunded)	Aa1	2,715,000	2,764,250
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society) 6 5/8s,
8/1/25	A3	795,000	874,413
(Evangelical Lutheran Good Samaritan Society) 6 5/8s,
8/1/25 (Prerefunded)	A3	705,000	784,270
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	Aaa	610,000	629,361
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA,
5 1/4s, 2/15/14	Aaa	1,400,000	1,474,956
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s,
2/15/23	Aaa	500,000	520,180
MN Pub. Fac. Auth. Wtr. Poll. Control Rev. Bonds
Ser. C, 5s, 3/1/23	Aaa	1,475,000	1,589,652
Ser. A, 5 1/4s, 3/1/17 (Prerefunded)	Aaa	1,000,000	1,031,390
MN State G.O. Bonds
(Duluth Arpt.), Ser. 95A, 6 1/4s, 8/1/14	AAA	2,800,000	2,805,992
5s, 8/1/24	AAA	1,500,000	1,610,175
5s, 6/1/24	AAA	1,000,000	1,087,020
5s, 11/1/19	AAA	1,500,000	1,568,115
5s, 8/1/17	AAA	1,500,000	1,611,135
MN State Higher Ed. Fac. Auth. Rev. Bonds
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	529,665
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	1,074,850
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa2	250,000	263,635
(U. of St. Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	536,535
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	520,430
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,648,495
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26
(Prerefunded)	A2	500,000	533,395
(U. of St. Thomas), Ser. 4-P, U.S. Govt. Coll., 5.4s,
4/1/23 (Prerefunded)	A2	580,000	590,869
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 3.64s, 10/1/32	VMIG1	2,000,000	2,000,000
Ser. 5-M2, 3.64s, 10/1/20	VMIG1	2,225,000	2,225,000
MN State Hsg. Fin. Agcy. FRB (Res. Hsg. Fin.), Ser. D,
5 1/2s, 1/1/38	Aa1	1,000,000	1,064,480
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. M, 5 3/4s, 1/1/37	Aa1	2,000,000	2,151,700
Ser. H, 5s, 1/1/36	Aa1	930,000	954,236
Ser. B, 5s, 7/1/34	AA+	455,000	467,763
Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	384,001
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB/P	1,000,000	1,031,270
Morris, G.O. Bonds (Indpt. School Dist. No. 769), MBIA
5s, 2/1/18	Aaa	1,000,000	1,065,090
5s, 2/1/17	Aaa	1,150,000	1,226,728
Mounds View, G.O. Bonds (Indpt. School Dist. No. 621),
Ser. A
5 3/8s, 2/1/20 (Prerefunded)	Aa2	1,250,000	1,324,513
5 1/4s, 2/1/15 (Prerefunded)	Aa2	1,000,000	1,055,480
Northfield, Hosp. Rev. Bonds
5 1/4s, 11/1/21	BBB-	500,000	526,355
Ser. C, 6s, 11/1/31 (Prerefunded)	BBB-	1,000,000	1,097,480
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	810,808
Osseo, G.O. Bonds (Indpt. School Dist. No. 279), Ser.
A, 5 1/4s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,097,620
Pequot Lakes, G.O. Bonds (Indpt. School Dist. No.
186), FGIC, 5s, 2/1/12	Aaa	1,220,000	1,294,444
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,205,936
Robbinsdale, G.O. Bonds (Indpt. School Dist. No. 281)
5 5/8s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,069,760
MBIA, 5s, 2/1/14 (Prerefunded)	Aaa	1,500,000	1,535,505
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30	Aa2	1,500,000	1,568,670
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,087,760
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	414,396
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,180,996
Spring Lake Pk., G.O. Bonds (Indpt. School Dist. No.
016 School Bldg.)
Ser. A, FSA, 5s, 2/1/29	Aaa	1,000,000	1,072,720
Ser. C, FSA, 5s, 2/1/24	Aaa	1,230,000	1,331,598
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp.
Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,621,545
St. Michael, G.O. Bonds (Indpt. School Dist. No. 885),
FSA, 5s, 2/1/16 (Prerefunded)	Aaa	1,310,000	1,384,513
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,544,709
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	750,000	772,418
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	750,000	760,643
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,324,953
Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O.
Bonds (Hlth. Care Fac. Lakewood), 5s, 12/1/34	Baa2	750,000	782,198
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17 (Prerefunded)	Aaa	2,160,000	2,526,811
5 1/2s, 7/1/21 (Prerefunded)	Aaa	1,000,000	1,174,040
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	Aaa	565,000	600,284
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB	250,000	270,758
			106,400,860

New Jersey (1.0%)
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 4 1/2s, 6/1/23	BBB	500,000	492,550
6 3/4s, 6/1/39 (Prerefunded)	AAA	500,000	585,140
			1,077,690

Puerto Rico (1.2%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	200,000	216,492
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5s, 8/1/30	Aaa	1,000,000	1,075,930
			1,292,422

Wisconsin (0.5%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	500,000	556,240

TOTAL INVESTMENTS
Total investments (cost $105,875,713)(b)			$110,516,235

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.

		3 month USD-
$2,275,000 (E)	5/23/12		4.923%	$(4,277)
		LIBOR-BBA

			U.S. Bond Market
			Association
3,500,000 (E)	5/23/12	3.422%		840
			Municipal Swap
			Index

JPMorgan Chase Bank, N.A.

		3 month USD-
3,185,000 (E)	11/8/11		5.036%	7,771
		LIBOR-BBA

			U.S. Bond Market
			Association
4,900,000 (E)	11/8/11	3.488%		(15,177)
			Municipal Swap
			Index

Morgan Stanley Capital Services, Inc.
			U.S. Bond Market
			Association
3,000,000 (E)	11/16/11	3.4695%		(16,220)
			Municipal Swap
			Index

Total				$(27,063)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $109,514,467.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $105,875,713, resulting in gross unrealized appreciation and depreciation of $4,701,437 and $60,915, respectively, or net unrealized appreciation of $4,640,522.

At February 28, 2007, liquid assets totaling $1,060,630 have been designated as collateral for open forward commitments.

The rates shown on VRDN and FRB are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentration greater than 10% at February 28, 2007 (as a percentage of net assets):

Health care	13.5%

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

FSA	16.4%
MBIA	10.2

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007